Provision for risks (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 759	R$ 731
Tax [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	210	206
Labor [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	483	498
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Judicial deposits	R$ 66	R$ 27